Other Current Assets - Summary of Other Current Assets (Detail) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Other Current Assets [Abstract]
Other assets amount recoverable held in escrow	$ 117	$ 117
Advance amount supplied	20,487
Advance amount subsequently used	$ 12,858